Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	RIMROCK FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001753394
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2022
Prospectus Date	rr_ProspectusDate	Sep. 28, 2022
Rimrock Core Bond Fund | Rimrock Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMRKX
Rimrock Emerging Markets Corporate Credit Fund | Rimrock Emerging Markets Corporate Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCEMX